CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 3,356,061	$ 4,064,501
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Deferred income taxes	373,238	(194,146)
Amortization (accretion) of:
Deferred loan origination costs, net	(97,172)	(96,673)
Premiums and discounts on securities	796,576	862,311
Core deposit intangible	264,000	281,000
Mortgage servicing rights	118,511	286,165
Fair value adjustments	(62,140)	(56,289)
Provision for loan losses	485,000	1,550,000
Depreciation	557,113	551,495
Gain on sale of securities available for sale	(359,138)	(167,978)
Gain on sale of loans	(560,526)	(1,599,694)
(Gain) loss on sale of foreclosed assets	56,035	(17,860)
Write-down on foreclosed assets	812,687	392,776
Earnings on bank-owned life insurance	(253,560)	(176,400)
Increase in mortgage servicing rights	(224,975)	(446,539)
Proceeds from sales of loans held for sale	24,868,925	57,750,004
Originations of loans held for sale	(22,481,399)	(56,315,560)
Change in assets and liabilities:
Accrued interest receivable and other assets	(1,099,572)	1,708,574
Accrued interest payable	(84,506)	(133,558)
Other liabilities	1,766,790	(567,038)
Net cash provided by operating activities	8,231,948	7,675,091
Cash flows from investing activities
Purchase of interest-earning time deposits	(16,749)	(11,246)
Available for sale securities:
Purchases	(110,376,174)	(50,213,584)
Proceeds from calls, maturities, and principal repayments	66,891,461	41,274,632
Proceeds from sales	9,025,930	5,451,797
Redemption of FHLB stock		3,418,510
Decrease (increase) in loans	21,004,213	(11,026,356)
Purchase of property and equipment	(288,453)	(637,341)
Proceeds from the sale of foreclosed assets	998,050	1,308,795
Purchase of bank-owned life insurance	(3,000,000)
Net cash used in investing activities	(15,761,722)	(10,434,793)
Cash flows from financing activities
Net increase in deposit accounts	42,165,646	45,618,763
Net decrease in securities sold under agreements to repurchase	(7,728,410)	(2,379,719)
Proceeds from Federal Home Loan Bank advances		10,000,000
Repayments of Federal Home Loan Bank advances	(8,000,000)	(15,000,000)
Repurchase of common stock	(3,888,712)	(1,594,912)
Cash dividends paid	(1,739,523)	(1,831,241)
Net cash provided by financing activities	20,809,001	34,812,891
Net increase in cash and cash equivalents	13,279,227	32,053,189
Cash and cash equivalents:
Beginning	71,414,598	39,361,409
Ending	84,693,825	71,414,598
Supplemental schedule of noncash investing and financing activities
Assets acquired in settlement of loans	1,469,619	2,590,259
Loans made to finance sales of foreclosed assets	531,278	223,500
Cash paid during the period for:
Interest	3,387,005	4,581,818
Income taxes, net of refunds	$ 2,348,004	$ 1,685,000